Retirement Benefit Plans - Disclosure of Movements in Fair Value of Scheme Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Interest income	£ (23)	£ (7)	£ (5)
Return on plan assets (excluding amounts included in net interest expense)	(855)	246	(435)
Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	11,532	11,746
Interest income	331	289
Contributions paid by employer and scheme members	212	184
Contributions paid by fellow Banco Santander subsidiaries	0
Administration costs paid	(8)	(8)
Return on plan assets (excluding amounts included in net interest expense)	855	(246)
Benefits paid	(375)	(433)
Ending balance	£ 12,547	£ 11,532	£ 11,746